Other Expenses - Schedule of Other Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Other Expenses [Abstract]
Donations	¥ 6,322	$ 866	¥ 3,988	¥ 3,118
Penalty	1,425	195	24
Fair value loss on financial assets at FVTPL	832	114	699	9,765
Loss on disposal of items of property, plant and equipment	50	7
Foreign exchange loss				2,703
Others	446	61	492	2,088
Total	¥ 9,075	$ 1,243	¥ 5,203	¥ 17,674